Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	ORDINARY £0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	DEFERRED SHARES £0.001 PAR VALUE	DEFERRED SHARES £100,000 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2020			$ 2	$ 153		$ 456,293	$ 9,342	$ (215,990)	$ 249,800
Balance, Shares at Dec. 31, 2020	35,854,945		144,517,898	123,638,835
Shares issued under employee share purchase plan						105			105
Shares issued under employee share purchase plan, Shares		15,206
Forfeiture of ordinary shares, Shares		(67,311)	67,311
Subdivision of £0.001 nominal shares and reduction in deferred share capital				$ (137)	$ 137
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares				(100,000,000)	1
Cancellation of deferred shares			$ (2)	$ (16)		18
Cancellation of deferred shares, Shares			(144,500,094)	(23,638,835)
Non-cash share-based compensation						5,688			5,688
Unrealized loss on foreign currency translation	$ 4,853						4,853		4,853
Net loss	(74,815)							(74,815)	(74,815)
Balance at Jun. 30, 2021					$ 137	462,104	14,195	(290,805)	185,631
Balance, Shares at Jun. 30, 2021		35,802,840	85,115		1
Balance at Dec. 31, 2021	120,441				$ 137	467,213	9,472	(356,381)	120,441
Balance, Shares at Dec. 31, 2021		35,854,591	112,077		1
Shares issued under employee share purchase plan						110			110
Shares issued under employee share purchase plan, Shares		149,254
Vesting of restricted share units, Shares		30,863
Forfeiture of ordinary shares, Shares		88,625	(88,625)
Issuance of ordinary shares, net of issuance cost of $2.6M						28,291			28,291
Issuance of ordinary shares, net of issuance cost of $2.6M, Shares		28,848,968
Non-cash share-based compensation						2,835			2,835
Unrealized loss on foreign currency translation	(10,968)						(10,968)		(10,968)
Net loss	(51,080)							(51,080)	(51,080)
Balance at Jun. 30, 2022	$ 89,629				$ 137	$ 498,449	$ (1,496)	$ (407,461)	$ 89,629
Balance, Shares at Jun. 30, 2022		64,972,301	23,452		1